Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	¥ (114,409)	$ (18,048)	¥ (77,931)	¥ (311,789)
Net cash (used in)/provided by investing activities	13,947	2,200	(96,663)	(113,150)
Net cash used in financing activities	450	71	(119,249)	(29,332)
Cash and cash equivalents at beginning of year	542,076
Cash and cash equivalents at end of year	438,608	69,189	542,076
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	(1,642)	(259)	3,322	5,803
Net cash (used in)/provided by investing activities	13,608	2,147	37,446	(406,144)
Net cash used in financing activities	(9,689)	(1,528)	(119,249)	(29,332)
Net (decrease)/increase in cash and cash equivalents	2,277	360	(78,481)	(429,673)
Cash and cash equivalents at beginning of year	2,072	326	80,553	510,226
Cash and cash equivalents at end of year	¥ 4,349	$ 686	¥ 2,072	¥ 80,553